Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based Compensation
Share-based compensation

5.23	Share-based compensation

The Company operates various share-based compensation plans, both equity-settled and cash-settled plans. The profit and loss statement includes the following expenses arising from share-based payments:

€ in thousand		Year ended December 31,
	2021	2020	2019
Stock option plans	646	1,182	1,177
Free convertible preferred share plans	652	1,266	1,198
Free ordinary shares program	1,334	1,563	130
Equity warrants	—	—	—
Phantom shares	11,877	2,317	74
Share-based compensation expense	14,509	6,328	2,578

5.23.1	Stock option plans

The fair value of such share-based compensation is recognized as an expense for employee services received in exchange for the grant of the options. The total amount to be expensed over the vesting period is determined by reference to the fair value of the options granted, excluding the impact of any non-market vesting conditions. Non-market vesting conditions are included in assumptions about the number of options that are expected to become exercisable. Annually, the Group revises its estimates of the number of options that are expected to become exercisable. It recognizes the impact of the revision of original estimates, if any, in the income statement and makes a corresponding adjustment to equity.

The proceeds received net of any directly attributable transaction costs are credited to nominal capital (nominal value) and share premium (amount exceeding nominal value) when the options are exercised.

Since 2013, the Company granted stock options to employees and management pursuant to five successive plans.

Since 2015, the employee stock option plans have primarily been for the benefit of non-executive employees, while members of the Management Board and the Management Committee, as well as the Manufacturing site Heads (since 2017), would have the opportunity to participate in four-year free share programs (convertible preferred shares or ordinary).

Stock options granted from 2013 to 2017 are exercisable in two equal portions after being held for two and for four years (the vesting periods), while stock options granted from 2019 onwards are exercisable in three equal portions after being held for one year, two years and three years. Stock Options granted in 2019 are subject to performance conditions.

All options expire no later than ten years after being granted. Stock options are not transferable or negotiable and unvested options lapse without compensation upon termination of employment with the Group (forfeiture). Stock options granted from 2013 onwards vest with the effectiveness of the takeover of more than 50% of the outstanding voting rights of the Group. As this change of control event was considered remote, it has not been considered in the determination of the vesting period.

Changes in the number of stock options outstanding and their related weighted average exercise prices are as follows:

	2021			2020
	Number of options	Number of shares available	Average exercise price in € per share	Number of options	Number of shares available	Average exercise price in € per share
Outstanding as at January 1	4,911,410	4,975,831	3.06	5,247,110	5,313,098	3.06
Granted	—	—	—	—	—	—
Forfeited	(187,950)	(189,168)	3.07	(335,700)	(337,267)	3.06
Exercised	(790,075)	(790,075)	2.79	—	—	—
Outstanding at year end	3,933,385	3,996,588	3.11	4,911,410	4,975,831	3.06
Exercisable at year end	3,203,817	3,267,020		2,855,570	2,919,991

790,075 employee stock options (of which 363,050 were granted from ESOP 2016 and 427,025 from ESOP 2017) were exercised in January 2021. No stock options were exercised in 2020.

Stock options outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price	Number of options as at December 31,
Expiry date	in € per share	2021	2020
2023	2.919	696,903	645,900
2025	3.92	522,500	533,000
2026	2.71	36,200	399,250
2027	2.85	552,725	998,000
2029	3.05	2,188,260	2,335,260
Outstanding at year end		3,996,588	4,911,410

In 2021 and 2020, no stock options were granted. The fair value of the granted options was determined using the Black Scholes valuation model.

5.23.2	Free ordinary shares

In 2019, Company’s Management Board granted free ordinary shares for the benefit of Management Board and Management Committee members. The purpose of this free share plan 2019-2023 is to provide a long-term incentive program for the Company’s senior management. No further free ordinary shares were granted in 2021 and 2020.

In 2019, the number of free ordinary shares granted was as follows:

Number of free ordinary shares granted
Management Board	1,381,947
Other Management Committee members	810,000
Free ordinary shares granted	2,191,947

In accordance with the foregoing, changes in the outstanding free ordinary shares are as follows:

	Number of free shares
	2021	2020
Outstanding as at January 1	1,842,404	2,191,947
Forfeited	—	349,543
Outstanding at year end	—	1,842,404

Subject to vesting conditions (including performance and presence conditions), the free share granted to a participant will vest in and be delivered to that participant (“seront définitivement attribuées”) in three tranches. Each tranche will amount to one third of the total individual allocation. If one third is not a whole number, the number of free shares will be rounded down for the first two tranches and rounded up for the third tranche.

The first tranche vested on December 19, 2021, the second tranche will vest on December 19, 2022, and the third tranche will vest on December 19, 2023. Vesting is subject to performance conditions.

Following the vesting of the free shares, no compulsory holding period will apply to the vested shares.

The plan further provides for accelerated vesting of the free shares in the event of a Change of Control (as defined in the applicable terms & conditions) occurring no earlier than December 19, 2023. As this was considered remote at the grant date (judgement by Management), this was not included in the determination of the vesting period. In addition, the plan provides for the possibility to remain entitled to a prorated number of shares, for any unvested tranche, in case of retirement of a beneficiary before complete vesting. However, this is subject to meeting the performance conditions defined for the plan. Finally, the terms and conditions applicable to the free share plan state that if a Change of Control takes place before December 19, 2021, and section III of Article L. 225-197-1 of the French Commercial Code does not apply, the plan will be canceled and the Company will indemnify the participants for the loss of unvested free shares, subject again to meeting the performance conditions and, for the Management Board members, to getting all required shareholder approvals. The gross amount of this indemnity will be calculated as though such free shares had been vested upon the Change of Control. The conditions and limitations set forth in the applicable terms and conditions of the plan will apply to this calculation, mutatis mutandis.

In accordance with section II (4th paragraph) of Article L. 225-197-1 of the French Commercial Code, the Supervisory Board decided on November 21, 2019, that the Management Board members should keep no less than 20% of the vested free shares of each tranche until termination of their office as Management Board member or corporate officer.

5.23.3	Free convertible preferred share plan

In 2017, the FCPS Program 2017-2021, a long-term incentive plan for the Group’s Executive Managers was implemented. As a prerequisite to the possibility of participating in the program, each potential beneficiary was required to make a cash investment in the Company, by purchasing the Company’s ordinary shares.

The FCPS will be convertible into the Company’s ordinary shares four years after their initial granting if the conversion conditions set out below are met.

Upon expiration in December 2021 (the Conversion Date), the Management Board determined the conversion ratio, on the basis of (a) the Final Share Price (as hereinafter defined) and (b) the conversion table below.

The “Final Share Price” (volume-weighted average stock market price of the Company’s ordinary shares over a period of six months immediately preceding the Conversion Date, as rounded to the second decimal place) was €18.21.

As the Final Share Price was higher than €8.00, the conversion ratio was determined that the beneficiaries’ gross gain will not exceed the gross gain they would have realized if the Final Share Price was €8.00.

Following the full payment of the amount of personal investment required, the Management Board conditionally granted the program beneficiaries a number of FCPS:

Number of FCPS 2017 granted to the beneficiaries
Management Board	24,200
Other Executive Managers	9,817
Free convertible preferred shares granted	34,017

Changes in the FCPS are as follows:

	Number of shares		Number of FCPS
	2021	2021	2020
Outstanding as at January 1		32,463	34,017
Granted		—	—
Expired		—	(1,554)
Outstanding at year end		32,463	32,463
Exercisable at year end (number of shares)	884,144

The fair value of FCPS 2017 was determined using the Monte Carlo valuation model.

5.23.4	Phantom shares

In 2017 and 2019, phantom share plans were issued for employees who are US citizens, with the same conditions as the stock options program (see above) but which will not be settled in equity, but in cash. Therefore, it is considered as a cash settled plan. The liability for the phantom shares is measured (initially and at the end of each reporting period until settled) at the fair value of the share options rights, by applying an option pricing model taking into account the terms and conditions on which the phantom rights were granted and the extent to which the employees have rendered services to date.

In 2020, 690,000 phantom shares were granted. In 2021, no new phantom shares were granted.

The carrying amount of the liability relating to the phantom shares as at December 31, 2021 was €14.3 million (December 31, 2020: €2.3 million). The fair values of the granted options were determined on the balance sheet dates using the Black Scholes valuation model.

Phantom shares outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price	Number of phantom shares as at December 31,
Expiry date	in € per share	2021	2020
2023	2.919	4,950	10,450
2025	3.92	6,000	14,000
2026	2.71	—	9,000
2027	2.85	6,250	32,000
2029	3.05	134,250	176,750
2030	—	690,000	690,000
Outstanding at year end		841,450	932,200

The significant inputs into the models were:

As at December 31,
	2021	2020
Expected volatility (%)	72.97	43.81
Expected vesting period (term in years)	0.25 – 4.39	0.25 – 5.40
Risk-free interest rate (%)	(0.78) – (0.64)	(0.82) – (0.71)

5.23.5	Equity warrants

In 2017, the Company granted equity warrants to members of the Supervisory Board. The warrants granted in 2017 (BSA 27) are exercisable in four equal portions after 12, 24, 36 and 48 months. The subscription price for one new ordinary share under the 2017 plan (BSA 27) amounts to €2.574.

Changes in the equity warrants outstanding are as follows:

Number of equity warrants
	2021	2020
Outstanding as at January 1	43,750	103,875
Granted	—	—
Exercised	(21,875)	(26,750)
Forfeited	—	(33,375)
Outstanding at year end	21,875	43,750